LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
LEASES
6	LEASES

On March 22, 2021, the Company entered into a real property lease for an office located at 56B 5th Avenue, Lot 1 #AT, Carmel by The Sea, California. The lease commenced on April 1, 2021 and is for a twelve month period, terminating on April 1, 2022. The Company applied the practical expedient whereby operating leases with a duration of twelve months or less are expensed as incurred. Following the expiry of the lease term, the landlord has agreed to continue the lease on a month-to-month basis at $4,800 per month.

Total Lease Cost

Individual components of the total lease cost incurred by the Company is as follows:

	Nine months ended September 30, 2022	Nine months ended September 30, 2021
Operating lease expense	$43,200	$17,857

Other lease information:

	Nine months ended September 30, 2022	Nine months ended September 30, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(45,200)	$(60,403)

Remaining lease term – operating lease	-	6 months

Maturity of Operating Leases

The amount of future minimum lease payments under operating leases are as follows:

Amount
Undiscounted minimum future lease payments under leases with terms twelve months or less
Total instalments due:
2022	$-

6	LEASES

The Company entered into a real property lease for office and warehouse space located at 19355 Business Center Drive in Northridge California, Los Angeles County. The lease commenced on February 15, 2020 and expires on February 28, 2022, monthly rental expense is $3,945 per month with no escalations during the term of the lease.

The initial value of the right-of-use asset was $86,741 and the operating lease liability was $86,741. The Company monitors for events or changes in circumstances that require a reassessment of its lease. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding right-of-use asset unless doing so would reduce the carrying amount of the right-of-use asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative right-of-use asset balance is recorded as a loss in the statement of operations.

Effective June 1, 2021, the Company entered into a Mutual Termination of Lease Agreement with the landlord. The security deposit of $4,000 was forfeited.

On March 22, 2021, the Company entered into a real property lease for an office located at 56B 5th Street, Lot 1 Carmel By The Sea, California. The lease commenced on April 1, 2021 and is for a twelve month period, terminating on April 1, 2022. The Company applied the practical expedient whereby operating leases with a duration of twelve months or less are expensed as incurred.

Discount Rate

To determine the present value of minimum future lease payments for operating leases at February 15, 2020, the Company was required to estimate a rate of interest that it would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment (the “incremental borrowing rate” or “IBR”).

The Company determined the appropriate IBR by identifying a reference rate and making adjustments that take into consideration financing options and certain lease-specific circumstances. For the reference rate, the Company used the 5 year ARM interest rate at the time of entering into the agreement and compared that rate to the Company’s weighted average cost of funding at the time of entering into the operating lease. The Company determined that 10.00% was an appropriate incremental borrowing rate to apply to its real-estate operating lease.

Right of use assets

Right of use assets are included in the consolidated Balance Sheet are as follows:

	December 31, 2021	December 31, 2020
Non-current assets
Right of use assets, operating leases, net of amortization	$-	$51,926

Total Lease Cost

Individual components of the total lease cost incurred by the Company is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Operating lease expense	$74,803	$41,423

Other lease information:

	Year ended December 31, 2021	Year ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(74,803)	$(41,423)

Remaining lease term – operating lease	3 months	14 months

Discount rate – operating lease	-	10.0%

Maturity of Operating Leases

The amount of future minimum lease payments under operating leases are as follows:

Amount
Undiscounted minimum future lease payments under leases with terms twelve months or less
Total instalments due:
2022	$14,400